ACCOUNTS PAYABLE (Details)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 CNY (¥)
Accounts payable
Payables for purchase of property and equipment	¥ 576,569,163		¥ 163,190,564
Others	41,300,848		16,687,283
Total	¥ 617,870,011	$ 94,964,882	¥ 179,877,847